Fair Value Measurements (Other Real Estate Owned) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Other Real Estate Owned [Line Items]
Beginning balance	$ 4,004,609
Transferred in	191,921	1,114,290
Investments in improvements	15,525	88,965
Write down in value	(281,000)	(100,000)
Sales/deposits on sales	(699,606)	(86,136)
Total end of period	3,231,449	4,004,609
Acquired [Member]
Other Real Estate Owned [Line Items]
Beginning balance	2,132,777	1,834,451
Transferred in	191,921	289,000
Investments in improvements	15,525	88,965
Write down in value	(61,000)
Sales/deposits on sales	(699,002)	(79,639)
Total end of period	1,580,221	2,132,777
Legacy [Member]
Other Real Estate Owned [Line Items]
Beginning balance	1,871,832	1,153,039
Transferred in		825,290
Write down in value	(220,000)	(100,000)
Sales/deposits on sales	(604)	(6,497)
Total end of period	$ 1,651,228	$ 1,871,832